Note 14 - Earnings per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 14 Earnings per Common Share

The following table reconciles the weighted average shares outstanding and net income for basic and diluted earnings per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2014	2013	2012
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,060,404	4,001,288	3,946,314

Net dilutive effect of :
Options and warrant	507,856	266,391	0
Restricted stock awards	55,783	42,487	84,338
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,624,043	4,310,166	4,030,652

Net income available to common shareholders	$5,669	24,602	3,460
Basic earnings per common share	$1.40	6.15	0.88
Diluted earnings per common share	$1.23	5.71	0.86